CENTRAL BANK COMPULSORY DEPOSITS	12 Months Ended
Dec. 31, 2010
CENTRAL BANK COMPULSORY DEPOSITS
NOTE 5 - CENTRAL BANK COMPULSORY DEPOSITS

The central banks of the countries where Itaú Unibanco Holding operates require financial institutions, including Itaú Unibanco Holding, to deposit certain funds with the Central Bank or, in case of Brazil, to purchase and hold Brazilian federal government securities. The following table presents a summary of the compulsory deposits maintained by type and amounts:

	12/31/2010	12/31/2009
Non-interest bearing deposits	4,736	4,042
Interest-bearing	81,054	9,827
TOTAL	85,790	13,869